INVESTMENT IN JOINTLY CONTROLLED ENTITY	12 Months Ended
Dec. 31, 2012
INVESTMENT IN JOINTLY CONTROLLED ENTITY [Abstract]
INVESTMENT IN JOINT CONTROLLED ENTITY
5.	INVESTMENT IN A JOINTLY CONTROLLED ENTITY

	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	—	—	—	(853)	(853)

At December 31, 2011	500	10,000	10,500	(2,199)	8,301

Share of loss	—	—	—	(1,676)	(1,676)

At December 31, 2012	500	10,000	10,500	(3,875)	6,625

The jointly controlled entity was originally invested by Motel 168 and Suzhou Taide Hotels Management Co., Ltd. who has 50% of equity interest, respectively. After the acquisition by Home Inns on October 1, 2011, the amount of RMB 853 recognized as ‘share of loss of a jointly controlled entity’ in the consolidated statements of operations is equal to the share of total loss of the jointly controlled entity during the three-month ended in December, 2011. It has exceeded the original cost of the Group’s investment in the entity. Before the acquisition, Motel 168 loaned RMB 10,000 to the entity without a specified repayment date. This loan has the same economic effect as a capital contribution and should be treated as being a part of the net investment in the entity. Therefore, Motel 168 treated its original investment of RMB 500, together with the loan of RMB 10,000 that in substance form part of the net investment, as the ceiling, being RMB 10,500, to pick up its share of loss of the entity. For the years ended December 31, 2011 and 2012, the Group fully picked up its share of loss of the entity of RMB 853 and RMB 1,676, and records it as a reduction to the interests in a jointly controlled entity.